Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair value measurement
Schedule of financial instruments measured at fair value by level within the fair value hierarchy

The following table sets forth financial instruments, measured at fair value on a recurring basis, by level within the fair value hierarchy, as of December 31, 2020:

	Fair value measurements at reporting date using
		Quoted Prices
		in Active	Significant
		Markets	Other	Significant
	As of	for Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Items	2020	(Level 1)	(Level 2)	(Level 3)
Short-term investments	509,636	—	509,636	—

The following table sets forth financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2019:

	Fair value measurements at reporting date using
		Quoted Prices
		in Active	Significant
		Markets	Other	Significant
	As of	for Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Items	2019	(Level 1)	(Level 2)	(Level 3)
Short-term investments	452,936	—	452,936	—